Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
July 31, 2023
ILF-NPRT3-0923
1.873106.114
Common Stocks - 96.8%
	Shares	Value ($)
Brazil - 6.7%
Arezzo Industria e Comercio SA	2,783,251	48,499,050
Cury Construtora e Incorporado SA	2,042,300	7,674,686
Cyrela Brazil Realty SA	1,904,800	9,594,996
Dexco SA	29,311,511	51,882,072
ENGIE Brasil Energia SA	4,848,600	45,156,192
Equatorial Energia SA	9,949,559	70,570,068
Hapvida Participacoes e Investimentos SA (a)(b)	15,735,200	15,972,289
Localiza Rent a Car SA	8,646,150	122,906,519
LOG Commercial Properties e Participacoes SA	3,457,551	15,647,178
Lojas Renner SA	11,377,464	45,112,863
MercadoLibre, Inc. (a)	42,550	52,679,028
Multiplan Empreendimentos Imobiliarios SA	1,937,700	10,822,026
PagSeguro Digital Ltd. (a)(c)	12,700,749	144,280,509
Raia Drogasil SA	24,662,792	151,093,013
Rede D'Oregon Sao Luiz SA (b)	6,485,000	49,370,341
Rumo SA	23,588,500	115,928,467
StoneCo Ltd. Class A (a)	6,464,190	93,666,113
Transmissora Alianca de Energia Eletrica SA	4,757,400	36,218,113
Vale SA sponsored ADR	13,040,370	190,780,613
XP, Inc. Class A (a)(c)	9,561,683	258,261,058
YDUQS Participacoes SA	7,514,770	35,263,600
TOTAL BRAZIL		1,571,378,794
Canada - 0.7%
Barrick Gold Corp.	10,021,900	173,278,651
Chile - 1.1%
Antofagasta PLC	6,350,744	136,720,063
Banco de Chile	1,085,577,000	120,857,615
TOTAL CHILE		257,577,678
China - 28.1%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	1,446,400	28,920,710
Akeso, Inc. (a)(b)	4,929,545	25,946,970
Alibaba Group Holding Ltd. (a)	56,116,120	717,129,557
Alibaba Group Holding Ltd. sponsored ADR (a)	586,815	59,949,020
Angelalign Technology, Inc. (b)(c)	868,200	8,744,452
Ant International Co. Ltd. Class C (a)(d)(e)	9,361,123	17,598,911
Baidu, Inc.:
Class A (a)	2,263,071	44,244,819
sponsored ADR (a)	447,705	69,837,503
BeiGene Ltd. ADR (a)	203,300	43,550,926
Beijing Enlight Media Co. Ltd. (A Shares)	17,032,476	19,982,661
Bilibili, Inc. ADR (a)(c)	1,272,626	24,268,978
BYD Co. Ltd. (H Shares)	4,789,094	170,578,061
C&S Paper Co. Ltd. (A Shares)	22,252,600	34,518,509
China Communications Services Corp. Ltd. (H Shares)	78,540,000	37,261,409
China Construction Bank Corp. (H Shares)	537,050,000	313,024,225
China Gas Holdings Ltd.	37,593,400	41,888,811
China Jushi Co. Ltd. (A Shares)	28,453,759	59,116,003
China Life Insurance Co. Ltd. (H Shares)	116,568,690	203,276,640
China Merchants Holdings International Co. Ltd.	8,836,494	12,123,567
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,509,628	8,996,780
China Overseas Land and Investment Ltd.	17,171,900	40,425,712
China Petroleum & Chemical Corp. (H Shares)	211,752,000	118,109,118
China Resources Beer Holdings Co. Ltd.	14,278,666	91,451,277
China Resources Land Ltd.	13,515,720	62,562,348
China Tower Corp. Ltd. (H Shares) (b)	134,890,789	15,220,594
Daqin Railway Co. Ltd. (A Shares)	84,304,600	84,507,607
Daqo New Energy Corp. ADR (a)	193,772	7,570,672
ENN Energy Holdings Ltd.	5,440,300	65,397,444
ESR Group Ltd. (b)	5,393,000	9,404,506
Greentown China Holdings Ltd.	12,935,500	14,761,819
Guangdong Investment Ltd.	48,038,000	41,515,614
Haier Smart Home Co. Ltd.	24,593,016	80,873,909
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	4,050,052
Haitian International Holdings Ltd.	17,821,306	44,376,741
Hansoh Pharmaceutical Group Co. Ltd. (b)	20,366,982	32,905,150
Innovent Biologics, Inc. (a)(b)	8,096,862	35,921,915
JD Health International, Inc. (a)(b)	1,748,058	12,619,173
JD.com, Inc. Class A	5,888,397	121,910,945
Jiumaojiu International Holdings Ltd. (b)	3,178,937	6,212,030
KE Holdings, Inc. ADR (a)	2,521,200	43,919,304
Kingdee International Software Group Co. Ltd. (a)	4,210,000	7,319,955
Kunlun Energy Co. Ltd.	58,634,000	47,740,822
Kweichow Moutai Co. Ltd. (A Shares)	428,110	112,714,216
Lenovo Group Ltd.	51,128,000	58,608,819
Li Auto, Inc.:
ADR (a)(c)	4,126,503	176,614,328
Class A (a)	520,690	11,177,672
Li Ning Co. Ltd.	14,274,364	86,024,325
Longfor Properties Co. Ltd. (b)	2,636,435	7,014,582
Medlive Technology Co. Ltd. (b)	8,437,735	7,108,172
Meituan Class B (a)(b)	20,258,194	386,731,341
NetEase, Inc. ADR	849,793	92,406,491
New Oriental Education & Technology Group, Inc. (a)	1,197,100	6,819,309
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,780,308	99,928,688
PDD Holdings, Inc. ADR (a)	3,533,107	317,343,671
Ping An Insurance Group Co. of China Ltd. (H Shares)	46,314,000	337,478,193
Proya Cosmetics Co. Ltd. (A Shares)	6,573,622	103,857,485
Shangri-La Asia Ltd. (a)	16,316,000	13,556,743
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,626,739	67,412,603
Sinopec Engineering Group Co. Ltd. (H Shares)	51,959,687	23,385,157
Sinopharm Group Co. Ltd. (H Shares)	10,756,000	33,720,679
Sinotruk Hong Kong Ltd.	17,078,661	35,738,854
Sunny Optical Technology Group Co. Ltd.	2,923,834	28,323,951
TAL Education Group ADR (a)	1,217,600	9,959,968
Tencent Holdings Ltd.	19,918,650	915,484,112
Tongdao Liepin Group (a)	7,244,469	8,759,613
TravelSky Technology Ltd. (H Shares)	23,671,000	45,224,057
Trip.com Group Ltd. ADR (a)(c)	4,307,977	176,799,376
Tsingtao Brewery Co. Ltd. (H Shares)	11,249,384	100,826,006
Uni-President China Holdings Ltd.	39,923,000	34,451,242
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	5,895,487	5,480,552
WuXi AppTec Co. Ltd. (H Shares) (b)	2,878,304	27,144,759
Wuxi Biologics (Cayman), Inc. (a)(b)	17,316,087	97,916,301
Xinyi Solar Holdings Ltd.	44,657,837	48,099,839
XPeng, Inc.:
ADR (a)(c)	3,382,900	70,770,268
Class A (a)	704,300	7,512,722
Zai Lab Ltd. (a)	11,562,402	35,357,791
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	14,969,200	59,501,366
TOTAL CHINA		6,578,988,470
Greece - 1.0%
Alpha Bank SA (a)	86,748,700	155,994,310
Piraeus Financial Holdings SA (a)	21,385,247	80,790,940
TOTAL GREECE		236,785,250
Hong Kong - 1.0%
ASMPT Ltd.	3,921,900	38,143,343
Huanxi Media Group Ltd. (a)	130,491,425	17,401,311
Kerry Properties Ltd.	6,340,500	13,658,388
Prudential PLC	11,350,214	157,612,837
TOTAL HONG KONG		226,815,879
Hungary - 0.2%
Richter Gedeon PLC	1,656,600	41,788,686
India - 17.2%
Apollo Hospitals Enterprise Ltd.	1,161,200	73,047,302
Bajaj Auto Ltd.	875,900	52,522,048
Bajaj Finance Ltd.	2,140,677	190,024,128
Bharat Electronics Ltd.	63,059,800	100,217,848
Bharti Airtel Ltd.	19,598,443	212,070,214
Coal India Ltd.	24,266,400	67,644,360
Divi's Laboratories Ltd.	738,300	33,075,373
Eicher Motors Ltd.	1,202,500	49,209,798
Embassy Office Parks (REIT)	4,619,969	17,525,996
HDFC Bank Ltd.	26,158,297	525,212,214
HDFC Standard Life Insurance Co. Ltd. (b)	20,686,801	162,709,840
Hindustan Aeronautics Ltd.	1,342,700	64,677,846
ICICI Bank Ltd.	13,111,500	159,813,100
Indraprastha Gas Ltd.	10,446,794	58,826,730
Infosys Ltd.	2,409,322	39,881,232
Infosys Ltd. sponsored ADR (c)	15,273,888	254,462,974
ITC Ltd.	26,348,454	149,203,247
Jio Financial Services Ltd. (e)	13,185,192	41,981,305
JK Cement Ltd.	3,719,025	148,084,937
Larsen & Toubro Ltd.	5,513,844	179,773,171
Mahanagar Gas Ltd.	3,354,834	45,619,052
Mankind Pharma Ltd.	2,549,559	54,027,772
Mankind Pharma Ltd.	124,117	2,498,658
Mankind Pharma Ltd.	124,118	2,498,678
Maruti Suzuki India Ltd.	679,493	81,142,156
NTPC Ltd.	35,013,545	92,962,154
Oberoi Realty Ltd.	962,972	13,109,135
One97 Communications Ltd. (a)	5,846,281	56,898,873
Petronet LNG Ltd.	11,660,080	33,112,983
Pine Labs Private Ltd. (a)(d)(e)	9,606	5,132,102
Power Grid Corp. of India Ltd.	27,125,554	87,752,355
Reliance Industries Ltd.	13,185,192	408,710,490
Shree Cement Ltd.	292,168	85,648,140
Sona Blw Precision Forgings Ltd. (b)	6,074,643	42,110,335
SRF Ltd.	2,603,672	68,718,388
Tata Motors Ltd.	4,359,973	34,157,716
Tata Steel Ltd.	92,681,700	138,785,887
Torrent Pharmaceuticals Ltd.	1,473,872	35,894,267
Zomato Ltd. (a)	142,871,317	146,102,599
TOTAL INDIA		4,014,845,403
Indonesia - 2.4%
First Resources Ltd.	55,961,346	63,547,007
PT Bank Central Asia Tbk	357,942,060	216,592,924
PT Bank Rakyat Indonesia (Persero) Tbk	618,016,239	231,551,177
PT Dayamitra Telekomunikasi Tbk	54,585,700	2,370,931
PT Sumber Alfaria Trijaya Tbk	314,768,900	56,357,827
TOTAL INDONESIA		570,419,866
Korea (South) - 11.1%
Coway Co. Ltd.	1,115,110	35,782,104
Delivery Hero AG (a)(b)	903,125	40,975,565
Hyundai Fire & Marine Insurance Co. Ltd.	2,647,821	59,371,436
Hyundai Motor Co. Ltd.	86,749	13,307,144
Jeisys Medical, Inc. (a)(c)	2,090,454	18,275,030
Kakao Corp.	1,971,459	79,153,372
Kakao Pay Corp. (a)	521,458	20,487,424
Kia Corp.	2,217,853	143,549,794
L&F Co. Ltd.	64,200	12,938,281
LG Chemical Ltd.	102,156	51,808,759
LG Corp.	1,069,318	69,880,767
NAVER Corp.	832,898	147,972,831
NCSOFT Corp.	48,359	10,464,940
POSCO	318,286	159,993,077
Samsung Biologics Co. Ltd. (a)(b)	149,308	89,510,948
Samsung Electronics Co. Ltd.	21,446,735	1,171,604,188
Samsung SDI Co. Ltd.	257,972	134,263,673
SK Hynix, Inc.	3,466,987	334,835,641
TOTAL KOREA (SOUTH)		2,594,174,974
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	2,021	1,810,675
Mexico - 3.5%
CEMEX S.A.B. de CV sponsored ADR (a)	23,237,300	177,068,226
Corporacion Inmobiliaria Vesta S.A.B. de CV	10,946,871	39,714,686
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,612,300	87,880,222
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	272,447	77,099,777
Grupo Aeroportuario Norte S.A.B. de CV	4,411,100	49,735,185
Grupo Financiero Banorte S.A.B. de CV Series O	27,707,378	262,612,001
Wal-Mart de Mexico SA de CV Series V	28,330,400	117,940,411
TOTAL MEXICO		812,050,508
Netherlands - 0.1%
CTP BV (b)	878,177	12,050,134
Panama - 0.2%
Copa Holdings SA Class A (c)	491,975	58,062,890
Peru - 0.5%
Credicorp Ltd. (United States)	736,922	115,733,600
Philippines - 0.3%
Ayala Land, Inc.	54,350,524	27,115,884
SM Investments Corp.	2,454,000	40,751,056
SM Prime Holdings, Inc.	20,721,800	12,602,114
TOTAL PHILIPPINES		80,469,054
Poland - 0.7%
CD Projekt RED SA (c)	1,318,324	53,761,119
Dino Polska SA (a)(b)	890,200	99,183,968
TOTAL POLAND		152,945,087
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	474,500	11,864,086
Russia - 0.9%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	5,084,349	1,877,803
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	10,986,900	2,509,847
LSR Group OJSC (e)	98,230	100,211
LUKOIL PJSC sponsored ADR (a)(e)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (a)(e)	648,900	28,551,600
Sberbank of Russia (e)	12,899,053	80,431
Sberbank of Russia sponsored ADR (a)(e)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (a)(e)	6,035,400	142,496
TCS Group Holding PLC GDR (a)(e)	4,004,379	35,879,236
X5 Retail Group NV GDR (Reg. S) (a)(e)	6,393,700	55,430,822
Yandex NV Series A (a)(c)(e)	6,229,522	74,754,264
TOTAL RUSSIA		200,377,479
Saudi Arabia - 2.9%
Al Rajhi Bank	8,753,315	174,058,348
Alinma Bank	14,228,100	140,324,048
Bupa Arabia for Cooperative Insurance Co.	2,544,832	117,080,180
Saudi Arabian Oil Co. (b)	2,776,300	23,977,002
The Saudi National Bank	21,370,816	219,598,293
TOTAL SAUDI ARABIA		675,037,871
Singapore - 1.1%
Sea Ltd. ADR (a)	3,854,818	256,422,493
South Africa - 2.8%
Capitec Bank Holdings Ltd.	1,733,561	173,844,168
Discovery Ltd. (a)	15,291,351	135,088,029
Impala Platinum Holdings Ltd.	19,449,702	140,486,577
Naspers Ltd. Class N	528,201	103,784,590
Pick 'n Pay Stores Ltd. (c)	22,801,884	49,074,971
Shoprite Holdings Ltd.	4,029,639	58,223,735
TOTAL SOUTH AFRICA		660,502,070
Switzerland - 0.1%
Glodon Co. Ltd. (UBS AG London Branch Bank Warrant Programme) Class A warrants 2/6/25 (a)(b)	6,462,000	29,221,422
Taiwan - 11.9%
Alchip Technologies Ltd.	721,000	45,569,142
ASE Technology Holding Co. Ltd.	4,823,000	17,619,218
ASUSTeK Computer, Inc.	3,542,000	40,947,977
BizLink Holding, Inc.	5,120,327	49,193,258
Chailease Holding Co. Ltd.	28,735,338	189,828,822
Chroma ATE, Inc.	3,042,000	26,665,566
Delta Electronics, Inc.	1,498,000	17,389,284
eMemory Technology, Inc.	852,703	50,237,060
Formosa Plastics Corp.	30,606,000	80,874,649
Global Unichip Corp.	295,000	15,318,713
Inventec Corp.	6,620,000	13,393,064
King Yuan Electronics Co. Ltd.	15,202,000	30,417,519
Quanta Computer, Inc.	14,321,972	108,486,004
Realtek Semiconductor Corp.	860,000	11,758,559
Taiwan Semiconductor Manufacturing Co. Ltd.	100,121,533	1,804,538,472
Uni-President Enterprises Corp.	38,398,000	91,830,318
Unimicron Technology Corp.	4,594,000	26,919,679
Wistron Corp.	16,232,085	72,947,978
Wiwynn Corp.	1,579,530	89,295,668
TOTAL TAIWAN		2,783,230,950
Tanzania - 0.0%
Helios Towers PLC (a)	9,208,600	10,689,251
Thailand - 0.6%
Carabao Group PCL (For. Reg.)	25,105,000	53,457,888
Land & House PCL (For. Reg.)	38,206,100	9,505,396
PTT Global Chemical PCL (For. Reg.)	67,260,800	77,763,840
Supalai PCL (For. Reg.)	13,722,800	8,515,245
TOTAL THAILAND		149,242,369
United States of America - 1.6%
FirstCash Holdings, Inc.	1,608,454	153,253,497
Globant SA (a)(c)	206,690	36,114,944
Legend Biotech Corp. ADR (a)	407,900	30,804,608
Tenaris SA sponsored ADR	1,787,500	59,863,375
Titan Cement International Trading SA (f)	4,984,594	104,788,328
TOTAL UNITED STATES OF AMERICA		384,824,752
TOTAL COMMON STOCKS (Cost $18,802,398,461)		22,660,588,342

Preferred Stocks - 3.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	399,541	95,789,955
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	769,712	6,026,845
		101,816,800
India - 0.2%
Meesho Series F (a)(d)(e)	431,274	34,118,086
TOTAL CONVERTIBLE PREFERRED STOCKS		135,934,886
Nonconvertible Preferred Stocks - 2.8%
Brazil - 2.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	6,327,700	33,587,157
Metalurgica Gerdau SA (PN)	49,659,022	144,395,782
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (c)	11,361,900	149,977,080
sponsored ADR	9,658,635	141,788,762
		469,748,781
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	22,959	12,266,075
Series A (a)(d)(e)	5,737	3,065,050
Series B (a)(d)(e)	6,242	3,334,851
Series B2 (a)(d)(e)	5,049	2,697,479
Series C (a)(d)(e)	9,391	5,017,236
Series C1 (a)(d)(e)	1,978	1,056,766
Series D (a)(d)(e)	2,116	1,130,494
		28,567,951
Korea (South) - 0.6%
Hyundai Motor Co. Ltd. Series 2	901,059	76,444,601
Samsung Electronics Co. Ltd.	1,531,595	68,805,022
		145,249,623
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	566,129	6,448,209
TOTAL NONCONVERTIBLE PREFERRED STOCKS		650,014,564
TOTAL PREFERRED STOCKS (Cost $514,575,735)		785,949,450

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e) (Cost $33,309,389)	33,309,389	33,309,389

Government Obligations - 0.0%
	Principal Amount (g)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.32% 8/31/23 (Cost $8,074,681)	8,110,000	8,074,478

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	192,313,739	192,352,202
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	289,962,279	289,991,275
TOTAL MONEY MARKET FUNDS (Cost $482,339,127)		482,343,477

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $19,840,697,393)	23,970,265,136
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(563,582,389)
NET ASSETS - 100.0%	23,406,682,747

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,243,452,341 or 5.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,991,448 or 1.0% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	35,678,747

ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. 5% 7/28/27	7/28/23	33,309,389

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Meesho Series F	9/21/21	33,066,770

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	723,008,581	9,635,650,907	10,166,307,286	14,181,754	14,130	(14,130)	192,352,202	0.5%
Fidelity Securities Lending Cash Central Fund 5.32%	429,041,537	3,740,641,448	3,879,691,710	3,445,639	-	-	289,991,275	1.0%
Total	1,152,050,118	13,376,292,355	14,045,998,996	17,627,393	14,130	(14,130)	482,343,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
JK Cement Ltd.	153,502,664	-	34,869,922	-	4,679,398	24,772,798	-
LOG Commercial Properties e Participacoes SA	24,979,870	1,289,316	10,615,274	728,098	(3,729,141)	3,722,406	-
Pick 'n Pay Stores Ltd.	119,922,945	287,923	35,437,696	2,204,172	(29,290,770)	(6,407,430)	-
Titan Cement International Trading SA	65,636,709	-	16,601,267	3,486,363	(7,289,940)	63,042,826	104,788,328
Zai Lab Ltd.	25,948,841	3,264,891	4,020,519	-	(8,816,264)	18,980,842	-
Zai Lab Ltd. ADR	1,098,404	-	1,681,573	-	(196,203)	779,372	-
Total	391,089,433	4,842,130	103,226,251	6,418,633	(44,642,920)	104,890,814	104,788,328

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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